DECHERT LLP LETTERHEAD

November 2, 2016

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Forethought Variable Insurance Trust

File Nos. 333-189870 and 811-22865

Dear Sir or Madam:

Transmitted herewith on behalf of Forethought Variable Insurance Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to three series of the Trust: Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on October 12, 2016.

The Prospectus and Statement of Additional Information relating to the series were filed March 31, 2016 with the SEC via electronic transmission as part of Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas DiLorenzo

Nicholas DiLorenzo

cc: Sarah Patterson

Elizabeth Constant

Jill R. Damon

John V. O’Hanlon